Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of operating segments
	Year ended December 31, 2015
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	4,122	2,831	1,485	1,774	197	(440)	9,969
Inter-segment revenues	285	59	93	-	24	(445)	16
Total revenue	4,407	2,890	1,578	1,774	221	(885)	9,985
Depreciation and amortization	725	419	132	322	13	520	2,131
Segment results - operating income	2,148	157	240	250	(15)	(763)	2,017
Finance income	30	53	7	32	17	15	154
Finance expenses	(362)	(4)	(15)	(635)	(2)	329	(689)
Total financing income (expense), net	(332)	49	(8)	(603)	15	344	(535)
Segment profit (loss) after finance expenses, net	1,816	206	232	(353)	-	(419)	1,482
Share in profit (loss) of equity-accounted investee	-	-	-	-	(2)	14	12
Segment profit (loss) before income tax	1,816	206	232	(353)	(2)	(405)	1,494
Income tax	492	55	60	1	-	(250)	358
Segment results - net profit (loss)	1,324	151	172	(354)	(2)	(155)	1,136
Additional information:
Segment assets	7,311	3,269	1,160	1,667	659	4,965	19,031
Goodwill	-	-	6	-	10	3,050	3,066
Investment in equity-accounted investee	-	-	4	-	7	14	25
Segment liabilities	12,117	513	343	6,685	104	(1,031)	18,731
Investments in property, plant and equipment and intangible assets	837	419	127	281	33	(80)	1,617

	Year ended December 31, 2016
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	4,063	2,587	1,478	1,745	198	-	10,071
Inter-segment revenues	320	43	70	-	20	(440)	13
Total revenue	4,383	2,630	1,548	1,745	218	(440)	10,084
Depreciation and amortization	717	380	137	296	16	615	2,161
Segment results - operating income	2,076	32	176	264	(34)	(648)	1,866
Finance income	30	52	5	13	4	19	123
Finance expenses	(475)	(6)	(15)	(539)	(2)	(17)	(1,054)
Total financing income (expense), net	(445)	46	(10)	(526)	2	2	(931)
Segment profit (loss) after finance expenses, net	1,631	78	166	(262)	(32)	(646)	935
Share in profit (loss) of equity-accounted investee	-	-	1	-	(5)	(1)	(5)
Segment profit (loss) before income tax	1,631	78	167	(262)	(37)	(647)	930
Income tax	399	17	42	(330)	-	314	442
Segment results - net profit (loss)	1,232	61	125	68	(37)	(961)	488
Additional information:
Segment assets	7,111	3,294	1,177	2,026	193	3,260	17,061
Goodwill	-	-	6	-	10	3,050	3,066
Investment in equity-accounted investee	-	-	5	-	1	12	18
Segment liabilities	11,988	569	380	1,434	104	2,369	16,844
Investments in property, plant and equipment and intangible assets	828	277	126	227	13	-	1,471

	Year ended December 31, 2017
	Domestic fixed–line communications	Cellular communications	International communications and Internet services	Multi-channel television	Others	Adjustments	Consolidated
	NIS	NIS	NIS	NIS	NIS	NIS	NIS
Revenue from external entities	3,953	2,500	1,466	1,650	220	-	9,789
Inter-segment revenues	291	46	71	-	17	(425)	-
Total revenue	4,244	2,546	1,537	1,650	237	(425)	9,789
Depreciation and amortization	728	383	135	285	20	566	2,117
Segment results - operating income	1,971	72	174	163	(20)	(750)	1,610
Finance income	36	54	4	10	5	(40)	69
Finance expenses	(439)	(3)	(12)	(81)	-	(51)	(586)
Total financing income (expense), net	(403)	51	(8)	(71)	5	(91)	(517)
Segment profit (loss) after finance expenses, net	1,568	123	166	92	(15)	(841)	1,093
Share in profit (loss) of equity-accounted investee	-	-	-	-	(4)	(1)	(5)
Segment profit (loss) before income tax	1,568	123	166	92	(19)	(842)	1,088
Income tax	396	28	39	336	-	(452)	347
Segment results - net profit (loss)	1,172	95	127	(244)	(19)	(390)	741
Additional information:
Segment assets	9,086	3,271	1,199	1,502	174	2,460	17,692
Goodwill	-	-	6	-	10	2,921	2,937
Investment in equity-accounted investee	-	-	5	-	(6)	11	10
Segment liabilities	13,901	536	410	1,154	64	1,488	17,553
Investments in property, plant and equipment and intangible assets	851	331	169	237	19	-	1,607

Schedule of adjustments for segment reporting of revenue, profit or loss, assets and liabilities

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS

Revenue
Revenue from reporting segments	10,649	10,306	9,977
Revenue from other segments	221	218	237
Elimination of revenue from inter-segment sales except for revenue from sales to an associate reporting as a segment	(445)	(440)	(425)
Elimination of revenue for a segment classified as an associate	(440)	-	-
Consolidated revenue	9,985	10,084	9,789

	Year ended December 31,
	2015	2016	2017
	NIS	NIS	NIS
Profit or loss
Operating income for reporting segments	2,795	2,548	2,380
Elimination of expenses from a segment classified as an associate	(59)	-	-
Financing expenses, net	(535)	(931)	(517)
Share in the losses (profit) of equity-accounted investees	12	(5)	(5)
Profit (loss) from operations classified in other categories	44	(34)	(20)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(545)	(442)	(483)
Other adjustments	(218)	(206)	(267)
Consolidated profit before income tax	1,494	930	1,088

	December 31,
	2016	2017
	NIS	NIS

Assets
Assets from reporting segments	13,619	15,069
Assets attributable to operations in other categories	204	178
Goodwill not attributable to segment assets	3,050	2,921
Investment in an equity-accounted investee	12	11
Inter-segment assets	703	269
Assets resulting from the Bezeq PPA, net	2,119	1,678
Assets attributable to a non-reportable segment	438	513

Consolidated assets	20,145	20,639

	December 31,
	2016	2017
	NIS	NIS

Liabilities
Liabilities from reporting segments	14,371	16,001
Liabilities attributable to operations in other categories	104	64
Inter-segment liabilities	(730)	(1,360)
Liabilities resulting from the Bezeq PPA, net	491	386
Liabilities attributable to a non-reportable segment	2,608	2,462

Consolidated liabilities	16,844	17,553